Income Taxes - Additional Information (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Income Taxes
Change in valuation allowance	$ 102,900	$ 32,400
Operating Loss Carryforwards		$ 154,280